FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1998

At a Special Meeting of Shareholders to be held on June 21, 1999, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

(1)  To elect seven Trustees.

(2)  To ratify the selection of the Trust's independent auditors.

(3)  To make changes to the Fund's fundamental investment policies:

     (a)  To  amend  the  Fund's   fundamental   investment   policy   regarding
          diversification;

     (b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities;

     (c)  To  amend  the  Fund's   fundamental   investment   policy   regarding
          investments in real estate;

     (d)  To  amend  the  Fund's   fundamental   investment   policy  concerning
          investments in commodities;

     (e)  To  amend  the  Fund's   fundamental   investment   policy   regarding
          underwriting securities;

     (f) To amend the Fund's fundamental investment policy regarding lending by the Fund;

     (g)  To  amend  the  Fund's   fundamental   investment   policy   regarding
          concentration of the Fund's investments in the securities of companies in the same industry;

     (h)  To  amend,  and  to  make  non-fundamental,   the  Fund's  fundamental
          investment policy on buying securities on margin; and

     (i)  To  amend,  and  to  make  non-fundamental,   the  Fund's  fundamental
          investment policy on pledging assets.

(4) To eliminate the Fund's fundamental investment policy on selling securities short.

(5) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 23, 1999

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Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779
Cusip   31420B102

G02640-02